Revenue Recognition (Details) - Schedule of remaining performance obligations represents contracted revenues $ in Thousands	Sep. 30, 2021 USD ($)
Remainder of 2021 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 15,441
Remainder of 2021 [Member] | Product [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	12,672
Remainder of 2021 [Member] | Services [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	2,769
2023 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	400
2023 and thereafter [Member] | Product [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total
2023 and thereafter [Member] | Services [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	400
2022 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	3,735
2022 [Member] | Services [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 3,735